Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Years ending December 31,
2014	$ 25,811
2015	7,917
2016	0
2017	0
2018	0
2019 and thereafter	0
Total	$ 33,728